Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following as of December 31:

	2024	2023
Machinery and equipment	$42,040	$15,716
Test stands	37,209	6,436
Buildings	48,830	10,074

	2024	2023
Land and land improvements	3,505	2,498
Construction in progress	17,551	84,974
Furniture and fixtures	1,200	1,405
Computer equipment	2,156	1,694
Software	1,122	1,140
Vehicles	421	331
Leasehold improvements	7,283	7,282

Total	$161,317	$131,550
Less: accumulated depreciation	(25,742)	(17,489)

Property and equipment, net	$135,575	$114,061

Schedule Of Property Equipment And Software Estimated Useful Lives
Depreciation is computed using the straight-line method over the following estimated useful lives of assets:

Asset	Estimated useful lives
Machinery and equipment	5 years
Test stands	Determined at the individual asset level
Buildings	15 years
Land and land improvements	N/A
Furniture and fixtures	5 years
Computer equipment	3 years
Software	3 years
Vehicles	5 years
Leasehold improvements	The remaining lease term beginning when the improvement is placed in service